UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05739

Name of Fund:  BlackRock MuniEnhanced Fund, Inc. (MEN)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniEnhanced Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2018	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 122.5%

Alabama — 0.6%
County of Tuscaloosa Board of Education, RB, Special Tax School Warrants, 5.00%, 02/01/43	$885	$1,004,979
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A, 5.00%, 12/01/47	1,010	1,121,171

		2,126,150
Alaska — 0.7%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	990	1,082,763
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC)(a):
6.00%, 09/01/19	765	818,313
6.00%, 09/01/19	435	465,667

		2,366,743
Arizona — 1.9%
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A:
5.00%, 01/01/38	280	316,492
4.00%, 01/01/41	3,100	3,205,152
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	2,700	2,845,044
5.00%, 10/01/29	400	421,352

		6,788,040
California — 14.2%
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 09/01/24	5,000	5,886,800
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	550	580,662
Sutter Health, Series B, 5.88%, 08/15/31	1,200	1,315,980
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/37	1,090	1,221,879

Security	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	$1,480	$1,632,810
City & County of San Francisco California Airports Commission, Refunding ARB, Series A, AMT, 5.00%, 05/01/42	185	210,038
City of Redding California Electric System Revenue, COP, Refunding Series A, (AGM):
5.00%, 06/01/18(a)	620	627,651
5.00%, 06/01/30	600	606,642
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/36	410	468,790
Series A, 5.00%, 03/01/37	455	519,087
Series A-1, 5.75%, 03/01/34	850	940,185
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(a)	2,175	2,461,513
County of San Mateo California Community College District, GO, CAB, Election of 2001, Series C (NPFGC), 0.00%, 09/01/30(b)	12,740	8,630,203
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 08/01/43(c)	2,500	2,040,950
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B, 0.00%, 08/01/36(b)	3,750	1,893,000
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 0.00%, 08/01/38(b)	5,000	2,334,750
San Diego California Community College District, GO, CAB, Election of 2006(b):
0.00%, 08/01/31	2,145	1,198,733
0.00%, 08/01/32	2,680	1,405,017
San Diego California Unified School District, GO, CAB, Election of 2008(b):
Series C, 0.00%, 07/01/38	1,600	753,952
Series G, 0.00%, 07/01/34	650	309,328
Series G, 0.00%, 07/01/35	690	308,340
Series G, 0.00%, 07/01/36	1,035	434,338
Series G, 0.00%, 07/01/37	690	272,005

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
San Diego California Unified School District, GO, Refunding, Series R-1(b):
0.00%, 07/01/30	$5,000	$3,330,500
0.00%, 07/01/31	1,280	819,725
San Marcos Unified School District, GO, Election of 2010, Series A(a):
5.00%, 08/01/21	700	780,129
5.00%, 08/01/21	600	668,682
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 08/01/36(b)	5,500	2,597,375
West Basin Municipal Water District California, COP, Refunding, Series B (AGC), 5.00%, 08/01/18(a)	5,035	5,126,033

		49,375,097
Colorado — 0.6%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	2,000	2,147,680

District of Columbia — 1.5%
District of Columbia Ballpark Revenue, RB, Series B-1 (NPFGC), 5.00%, 02/01/31	5,360	5,372,757

Florida — 12.8%
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	1,600	1,740,576
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18(a)	850	871,879
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,450	1,552,544
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	4,050	4,147,483
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	960	1,064,698
5.38%, 10/01/32	3,160	3,467,847
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 5.75%, 07/01/18(a)	1,400	1,425,732
County of Miami-Dade Florida, RB, Seaport:
Department, Series A, 6.00%, 10/01/38	2,025	2,367,913

Security	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida, RB, Seaport (continued):
Department, Series B, AMT, 6.25%, 10/01/38	$415	$490,684
Department, Series B, AMT, 6.00%, 10/01/42	660	771,012
Series B, AMT, 6.00%, 10/01/30	640	744,000
County of Miami-Dade Florida, Refunding RB, 4.00%, 10/01/40	885	917,126
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, 5.00%, 10/01/34	190	213,767
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	2,995	3,339,605
County of Miami-Dade Florida Health Facilities Authority, Refunding RB, Nicklaus Children’s Hospital Project, 5.00%, 08/01/42	605	678,931
County of Miami-Dade Florida School Board Foundation, Inc., COP, Series B (AGC), 5.00%, 05/01/18(a)	10,000	10,091,800
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	560	616,151
5.00%, 08/01/47	1,620	1,777,286
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21(a)	30	33,411
5.00%, 10/01/31	1,970	2,182,149
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 07/01/39	275	288,351
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 06/01/27	2,000	2,199,680
5.38%, 10/01/29	1,050	1,171,811
Greater Orlando Aviation Authority, ARB, Priority Sub-Series A, AMT, 4.00%, 10/01/47	2,140	2,193,436

		44,347,872
Georgia — 3.4%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System, 4.00%, 08/15/48	1,035	1,057,335

2

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Georgia (continued)
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 08/15/54	$500	$580,235
Municipal Electric Authority of Georgia, Refunding RB, Series EE (AMBAC), 7.00%, 01/01/25	7,475	9,592,892
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	140	153,744
5.00%, 04/01/44	380	412,878

		11,797,084
Illinois — 15.9%
City of Chicago Illinois O’Hare International Airport, ARB, Senior Lien, Series D, 5.25%, 01/01/42	2,900	3,370,032
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(a)	4,290	4,789,613
3rd Lien, Series A, 5.75%, 01/01/39	820	903,419
Senior Lien, Series D, AMT, 5.00%, 01/01/42	230	257,149
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	900	1,001,268
Sales Tax Receipts, 5.25%, 12/01/36	595	648,252
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	45	47,993
Illinois Finance Authority, RB, Carle Foundation, Series A:
5.75%, 08/15/34	650	723,430
6.00%, 08/15/41	1,000	1,118,890
Illinois Finance Authority, Refunding RB, Silver Cross Hospital & Medical Centers, Series C:
4.13%, 08/15/37	740	748,355
5.00%, 08/15/44	350	373,041
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 06/15/30	10,490	10,510,875
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/37	2,785	3,137,108
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, GO, Refunding, 5.25%, 01/01/33	9,145	10,337,051

Security	Par (000)	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC)(b):
0.00%, 12/15/26	$5,000	$3,537,350
0.00%, 12/15/33	9,950	4,819,879
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/44(b)	3,450	1,100,619
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(a)	675	768,346
Regional Transportation Authority, RB, Series A (AMBAC), 7.20%, 11/01/20	3,565	3,893,978
State of Illinois, GO:
5.25%, 02/01/33	830	872,637
5.50%, 07/01/33	820	869,077
5.25%, 02/01/34	830	872,189
5.50%, 07/01/38	445	470,530

		55,171,081
Indiana — 1.2%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,100	1,219,900
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	515	552,523
Indiana Health & Educational Facilities Financing Authority, Refunding RB, Ascension Senior Credit Group, 5.00%, 11/15/46	700	793,513
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.25%, 01/01/19(a)	115	119,026
5.25%, 01/01/29	485	502,115
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	890	958,023

		4,145,100
Iowa — 2.8%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 08/15/19(a)	5,725	6,081,324
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	1,630	1,723,187
5.70%, 12/01/27	735	772,867
5.80%, 12/01/29	500	525,075

3

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Iowa (continued)
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT (continued):
5.85%, 12/01/30	$520	$546,411

		9,648,864
Louisiana — 1.5%
City of New Orleans Louisiana Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	2,795	3,075,618
City of Shreveport Louisiana Water & Sewer Revenue, RB, Series A (AGM), 5.00%, 12/01/41	855	976,914
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 07/01/30	1,250	1,299,813

		5,352,345
Maine — 0.2%
Maine State Housing Authority, RB, Series D-1, 3.65%, 11/15/42	645	639,769

Massachusetts — 3.0%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	2,090	2,340,110
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 4.00%, 07/01/36	1,200	1,254,984
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.45%, 12/01/42	795	829,256
Series C, 5.35%, 12/01/42	640	657,773
Massachusetts Port Authority, Refunding ARB, Series B, AMT, 4.00%, 07/01/46	3,760	3,824,484
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	1,280	1,435,469

		10,342,076
Michigan — 2.9%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 07/01/18(a)	2,500	2,544,375
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM), 6.25%, 07/01/19(a)	400	426,184
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,700	1,894,769

Security	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 3.25%, 11/15/42	$460	$404,791
Trinity Health Credit Group, 5.00%, 12/01/21(a)	20	22,366
Trinity Health Credit Group, Series A, 4.00%, 12/01/36	600	620,202
Michigan State Hospital Finance Authority, Refunding RB, Ascension Senior Credit Group, 4.00%, 11/15/47	600	614,730
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	1,040	1,135,659
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	145	162,047
Series I-A, 5.38%, 10/15/41	700	779,912
Series II-A (AGM), 5.25%, 10/15/36	900	1,001,817
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	380	429,556

		10,036,408
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18(a)	385	400,288
6.50%, 11/15/38	2,115	2,194,376

		2,594,664
Mississippi — 0.1%
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Faciliities Refinancing, Series A, 4.00%, 08/01/43	400	414,076

Nebraska — 1.8%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.00%, 09/01/32	5,010	5,576,330
5.25%, 09/01/37	750	842,873

		6,419,203
Nevada — 1.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(a)	850	894,251

4

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Nevada (continued)
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 07/01/42	$500	$531,425
(AGM), 5.25%, 07/01/39	3,800	4,038,830

		5,464,506
New Jersey — 8.0%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	895	992,492
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 01/01/34	685	756,295
School Facilities Construction (AGC), 6.00%, 12/15/18(a)	1,975	2,053,901
School Facilities Construction (AGC), 6.00%, 12/15/18(a)	25	25,999
Series WW, 5.25%, 06/15/33	155	168,594
Series WW, 5.00%, 06/15/34	205	219,178
Series WW, 5.00%, 06/15/36	925	982,887
Series WW, 5.25%, 06/15/40	265	284,374
New Jersey EDA, Refunding RB:
Series B, 5.50%, 06/15/30	5,360	6,127,177
Sub-Series A, 4.00%, 07/01/32	1,270	1,277,899
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/26	360	385,718
5.75%, 12/01/27	2,330	2,520,641
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	970	1,011,768
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 06/15/33	1,490	1,593,227
Transportation Program, Series AA, 5.00%, 06/15/38	1,885	1,995,404
Transportation System, Series A, 5.50%, 06/15/41	3,150	3,343,315
Transportation System, Series AA, 5.50%, 06/15/39	1,150	1,233,697
Transportation System, Series B, 5.50%, 06/15/31	1,000	1,071,880
Transportation System, Series B, 5.00%, 06/15/42	520	541,710
Transportation System, Series D, 5.00%, 06/15/32	735	784,194

Security	Par (000)	Value
New Jersey (continued)
South Jersey Port Corp., ARB, Marine Terminal, Series B, AMT, 5.00%, 01/01/42	$390	$417,359

		27,787,709
New York — 6.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 06/15/44	1,425	1,600,546
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 01/15/33	1,600	1,660,464
City of New York New York Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 01/15/34	2,750	2,857,937
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,480	1,665,784
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(a)	430	481,183
5.75%, 02/15/47	270	296,495
Metropolitan Transportation Authority, RB, Series C:
6.50%, 11/15/18(a)	2,985	3,105,445
6.50%, 11/15/18(a)	245	254,886
6.50%, 11/15/28	770	801,385
Metropolitan Transportation Authority, Refunding RB, Series D, 4.00%, 11/15/42	1,250	1,298,063
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	2,715	2,982,482
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 206th Series, AMT, 5.00%, 11/15/37	600	685,764
State of New York Dormitory Authority, RB, Series B, 5.75%, 03/15/19(a)	1,200	1,257,480
State of New York HFA, RB, Affordable Housing, M/F Housing, Series B, AMT, 5.30%, 11/01/37	2,500	2,503,175

		21,451,089
Ohio — 2.2%
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 4.00%, 08/01/38	1,565	1,598,679

5

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ohio (continued)
County of Butler Ohio, Refunding RB, UC Health, 4.00%, 11/15/37	$460	$467,438
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(a)	530	622,247
State of Ohio Turnpike Commission, RB, CAB, Junior Lien, Infrastructure Projects, Series A-2, 0.00%, 02/15/37(b)	10,000	4,829,700

		7,518,064
Oregon — 1.5%
Counties of Washington & Multnomah Oregon School District No. 48J Beaverton, GO, Convertible CAB, Series D, 0.00%, 06/15/36(c)	835	953,795
County of Clackamas Oregon Community College District, GO, Convertible Deferred Interest Bonds, Series A, 0.00%, 06/15/40(c)	440	450,116
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(b)	995	440,258
State of Oregon, GO, Refunding, Veteran’s Welfare Series 100th, 3.65%, 06/01/42	610	601,259
State of Oregon Housing & Community Services Department, RB, Series D, 3.45%, 01/01/38	2,835	2,790,717

		5,236,145
Pennsylvania — 8.3%
Commonwealth Financing Authority, RB, Series B, 5.00%, 06/01/42	1,600	1,746,656
County of Berks IDA, Refunding RB, Tower Health Project:
4.00%, 11/01/39	610	616,356
4.00%, 11/01/47	925	927,183
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	1,035	1,147,246
PA Bridges Finco LP, AMT, 5.00%, 12/31/34	7,290	8,148,106
Pennsylvania Bridge Finco LP, 5.00%, 12/31/38	1,305	1,449,529
Pennsylvania Economic Development Financing Authority, Refunding RB, UPMC, 4.00%, 03/15/41	305	311,463
Pennsylvania HFA, RB, ACE, M/F Housing, Series 125B, AMT, 3.70%, 10/01/47	1,565	1,518,238

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	$2,330	$2,606,944
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	620	698,083
Series A-1, 5.00%, 12/01/41	2,385	2,678,116
Series B, 5.00%, 12/01/40	935	1,049,341
Series C, 5.50%, 12/01/23(a)	555	662,737
Sub-Series B-1, 5.00%, 06/01/42	1,750	1,944,092
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(a)	575	640,326
Pennsylvania Turnpike Commission, Refunding RB:
Series A-1, 5.00%, 12/01/40	765	855,897
Subordinate, 2nd Series, 5.00%, 12/01/37	1,070	1,195,864
Philadelphia School District, GO, Refunding, Series F, 5.00%, 09/01/38	305	326,957
Philadelphia School District, GO, Series E(a):
6.00%, 09/01/18	5	5,131
6.00%, 09/01/18	395	405,511

		28,933,776
Rhode Island — 1.1%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	1,055	1,069,411
5.00%, 06/01/50	2,630	2,742,880

		3,812,291
South Carolina — 4.9%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 08/01/39	115	130,951
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/19(a)	3,000	3,180,030
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	2,330	2,589,352
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	6,225	6,941,124
Series E, 5.50%, 12/01/53	745	829,580
State of South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series B, 5.00%, 12/01/38	2,080	2,283,424
Series A, 5.50%, 01/01/19(a)	920	954,288

6

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB (continued):
Series A, 5.50%, 01/01/19(a)	$80	$82,945

		16,991,694
South Dakota — 1.2%
South Dakota Health & Educational Facilities Authority, Refunding RB, Avera Health Issue:
4.00%, 07/01/37	1,225	1,259,851
4.00%, 07/01/42	3,000	3,068,520

		4,328,371
Tennessee — 2.1%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Vanderbilt University, Series B, 5.50%, 10/01/19(a)	5,000	5,329,050
Tennessee Housing Development Agency, RB:
3.60%, 07/01/42	550	550,819
3.65%, 07/01/47	1,470	1,462,077

		7,341,946
Texas — 13.7%
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
5.38%, 05/15/19(a)	1,280	1,342,579
6.00%, 05/15/19(a)	1,990	2,103,072
6.00%, 11/15/35	110	116,309
5.38%, 11/15/38	70	73,266
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	575	642,424
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, TECO Project, 4.00%, 11/15/37	115	119,725
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(b)	2,130	992,644
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	750	837,682
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	1,975	2,147,536
Series D, 5.00%, 11/01/42	1,500	1,628,805
Series H, 5.00%, 11/01/32	3,000	3,278,940

Security	Par (000)	Value
Texas (continued)
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	$975	$1,118,237
Grand Parkway Transportation Corp., RB, Convertible CAB, Series B, 0.00%, 10/01/46(c)	2,095	1,964,817
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(b)	3,420	1,416,598
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Children’s Health System, Series A, 4.00%, 08/15/40	380	389,086
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.00%, 01/01/19(a)	2,270	2,362,752
1st Tier System, Series A, 6.00%, 01/01/28	525	546,063
1st Tier System, Series K-2 (AGC), 6.00%, 01/01/19(a)	4,015	4,180,940
1st Tier, Series K-1 (AGC), 5.75%, 01/01/19(a)	3,800	3,948,466
1st Tier-Series A, 5.00%, 01/01/43	960	1,097,885
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing & Expansion Project, CAB(b):
0.00%, 09/15/35	4,990	2,230,131
0.00%, 09/15/36	11,525	4,851,103
0.00%, 09/15/37	8,245	3,264,278
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	1,190	1,302,122
5.00%, 12/15/32	705	770,417
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	1,275	1,401,544
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 08/15/41	3,080	3,376,358

		47,503,779
Utah — 1.9%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/42	1,240	1,401,857

7

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utah (continued)
Utah Transit Authority, RB, Series A (AGM), 5.00%, 06/15/18(a)	$5,000	$5,067,500

		6,469,357
Virginia — 1.2%
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health(a):
5.50%, 05/15/19	125	131,309
5.50%, 05/15/19	225	236,653
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(d)	2,230	2,634,500
Virginia Commonwealth Transportation Board, Refunding RB, Series A, 4.00%, 05/15/36	610	648,588
Virginia Small Business Financing Authority, RB, Transform 66 P3 Project, AMT, 5.00%, 12/31/52	520	573,731

		4,224,781
Washington — 1.2%
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	1,015	1,127,036
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series A:
5.00%, 10/01/39	525	551,261
5.25%, 10/01/39	625	660,631
Washington Health Care Facilities Authority, Refunding RB, Multicare Health System, Series B, 4.00%, 08/15/41	1,835	1,880,783

		4,219,711
Wisconsin — 1.6%
Public Finance Authority, RB, KU Campus Development Corp., Central District Development Project, 5.00%, 03/01/46	645	718,814
State of Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,375	1,439,804
Marshfield Clinic Health System, Inc. Series C, 4.00%, 02/15/42	1,450	1,452,160

Security	Par (000)	Value
Wisconsin (continued)
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc. Obligated Group, 4.00%, 04/01/39	$1,900	$1,933,573

		5,544,351

Total Municipal Bonds — 122.5% (Cost — $394,668,555)		425,912,579

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

Arizona — 0.4%
City of Phoenix Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 07/01/19(a)	1,200	1,258,500

California — 2.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge Subordinate, 4.00%, 04/01/47(f)	3,827	4,005,323
County of San Diego California Water Authority Financing Corp., COP, Refunding Series A (AGM)(a):
5.00%, 05/01/18	466	470,501
5.00%, 05/01/18	2,344	2,365,548
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(a)	404	426,511
University of California, RB, Series O, 5.75%, 05/15/19(a)	840	886,597

		8,154,480
Colorado — 2.4%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A:
5.50%, 07/01/34(f)	900	936,045
5.00%, 02/01/41	7,000	7,306,250

		8,242,295
Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,381	1,553,386

District of Columbia — 1.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30(f)	1,004	1,074,186

8

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
District of Columbia (continued)
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/18(a)(f)	$1,779	$1,831,880
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	2,530	2,815,359

		5,721,425
Florida — 4.8%
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	4,480	4,923,363
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(a)	4,620	5,020,387
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(a)	3,544	3,750,088
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	2,640	2,967,809

		16,661,647
Illinois — 3.2%
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(a)(f)	4,399	4,619,578
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/38	2,138	2,377,489
Series A, 5.00%, 01/01/40	2,730	3,059,137
Series B, 5.00%, 01/01/40	1,050	1,178,032

		11,234,236
Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	4,723	5,663,742

Maryland — 0.9%
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 07/01/41	2,808	3,207,920

Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,461	1,648,888

Michigan — 3.3%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	1,970	2,179,029
Michigan Finance Authority, Refunding RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	7,530	8,196,029

Security	Par (000)	Value
Michigan (continued)
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	$870	$983,874

		11,358,932
Nevada — 4.2%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(a)(f)	3,778	3,970,560
County of Clark Nevada Water Reclamation District, GO, Series B(a):
5.50%, 07/01/19	4,499	4,747,549
5.75%, 07/01/19	1,829	1,936,900
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	3,460	3,976,379

		14,631,388
New Jersey — 2.2%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	800	914,896
New Jersey State Turnpike Authority, Refunding RB:
Series B, 4.00%, 01/01/37	2,309	2,399,447
Series G, 4.00%, 01/01/43	2,146	2,217,238
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(f)	1,840	1,943,676

		7,475,257
New York — 6.6%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 06/15/18(a)	290	294,327
5.75%, 06/15/40	969	984,244
City of New York New York Transitional Finance Authority, RB, Future Tax, Sub-Series A-3, 5.00%, 08/01/40(f)	3,059	3,538,829
City of New York New York Water & Sewer System, Refunding RB:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	5,680	6,384,350
Series DD, 5.00%, 06/15/35	1,665	1,916,903
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	3,470	4,015,189

9

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	$1,500	$1,721,321
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	2,241	2,593,685
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34(f)	1,300	1,339,104

		22,787,952
Ohio — 1.1%
Northeast Ohio Regional Sewer District, Refunding RB, 4.00%, 11/15/43	2,912	3,072,338
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 01/01/34	580	601,098

		3,673,436
Pennsylvania — 0.3%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	900	1,006,430

South Carolina — 0.4%
South Carolina Public Service Authority, Refunding RB, Series A(a)(f):
5.50%, 01/01/19	102	105,327

Security	Shares/Par (000)	Value
South Carolina (continued)
South Carolina Public Service Authority, Refunding RB, Series A(a) (continued):
5.50%, 01/01/19	$1,175	$1,217,879

		1,323,206
Texas — 1.1%
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	3,440	3,888,309

Washington — 1.0%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	2,880	3,377,126

Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 04/01/42	1,980	2,123,857
Series C, 5.25%, 04/01/19(a)(f)	1,430	1,490,901

		3,614,758

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 39.3% (Cost — $132,551,943)		136,483,313

Total Long-Term Investments — 161.8% (Cost — $527,220,498)		562,395,892

Short-Term Securities — 0.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.95% (g)(h)	2,823,030	2,823,313

Total Short-Term Securities — 0.8% (Cost — $2,823,140)		2,823,313

Total Investments — 162.6% (Cost — $530,043,638)		565,219,205
Other Assets Less Liabilities — 1.1%		3,878,624
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.8)%		(79,289,842)
VRDP Shares at Liquidation Value, Net of Deferred Offering — (40.9)%		(142,267,160)

Net Assets Applicable to Common Shares — 100.0%		$347,540,827

10

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniEnhanced Fund, Inc. (MEN)

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	When-issued security.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 7, 2018 to August 1, 2025 is $15,995,433.
(g)	Annualized 7-day yield as of period end.
(h)	During the period ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,790,782	1,032,248	2,823,030	$2,823,313	$24,613	$197	$(44)

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	53	03/20/18	$6,444	$143,370
Long U.S. Treasury Bond	165	03/20/18	24,389	722,918
5-Year U.S. Treasury Note	37	03/29/18	4,244	55,825

				$922,113

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority

11

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniEnhanced Fund, Inc. (MEN)

GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Other observable inputs including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market–corroborated inputs.

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$562,395,892	$—	$562,395,892
Short-Term Securities	2,823,313	—	—	2,823,313

	$2,823,313	$562,395,892	$—	$565,219,205

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$922,113	$—	$—	$922,113

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

12

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniEnhanced Fund, Inc. (MEN)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(79,055,778)	$—	$(79,055,778)
VRDP Shares at Liquidation Value	—	(142,500,000)	—	(142,500,000)

	$—	$(221,555,778)	$—	$(221,555,778)

During the period ended January 31, 2018, there were no transfers between levels.

13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniEnhanced Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: March 21, 2018